Investments - Realized Gains (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale Securities, Gross Realized Gain (Loss) [Abstract]
Otti Losses On Securities	$ (10.9)	$ (10.2)	$ (46.7)
Portion Of Otti Losses Recognized In Other Comprehensive Income	0.1	0	14.4
Net Otti Losses On Securities Recognized In Earnings	(10.8)	(10.2)	(32.3)
Net Realized Capital Gains Losses Excluding Otti Losses On Securities	119.5	178.1	259.8
Realized Investment Gains (Losses)	108.7	167.9	227.5
Proceeds On Sales	5,819.2	6,278.3	7,663.4
Debt Securities [Member]
Available-for-sale Securities, Gross Realized Gain (Loss) [Abstract]
Gross Realized Capital Gains	171.7	265.3	364.8
Gross Realized Capital Losses	$ 17.4	$ 38.5	$ 43.2